INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Deferred income tax assets	$ 80.8	$ 88.5
Deferred income tax liabilities	(1,041.4)	(1,129.3)
Deferred tax (liability) asset	$ (960.6)	$ (1,040.8)	$ (1,049.3)